Provisions	6 Months Ended
Jun. 30, 2020
Provisions [Abstract]
Disclosure of provisions [text block]

Provisions

As of June 30, 2020, the Group recognized € 2.6 billion (December 31, 2019: € 2.6 billion) in provisions on its balance sheet. These relate to operational risk, civil litigation, regulatory enforcement, restructuring, allowances for credit related off-balance sheet positions and other matters, including bank levies. The consolidated financial statements contained in our Annual Report 2019 describe our provisions as of December 31, 2019, in Note 19 "Allowance for credit losses", and Note 27 "Provisions".

Civil litigation and regulatory enforcement matters

Within provisions as of June 30, 2020, the Group recognized provisions relating to civil litigation of € 0.5 billion (December 31, 2019: € 0.5 billion) and provisions relating to regulatory enforcement matters of € 0.7 billion (December 31, 2019: € 0.5 billion). For some matters for which the Group believes an outflow of funds is probable, no provisions were recognized as the Group could not reliably estimate the amount of the potential outflow.

For the matters for which a reliable estimate can be made, the Group currently estimates that, as of June 30, 2020, the aggregate future loss of which the possibility is more than remote but less than probable is approximately € 1.9 billion for civil litigation matters (December 31, 2019: € 1.8 billion) and € 0.2 billion for regulatory enforcement matters (December 31, 2019: € 0.2 billion). These figures include matters where the Group’s potential liability is joint and several and where the Group expects any such liability to be paid by a third party. For other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is more than remote but less than probable but the amount is not reliably estimable, and accordingly such matters are not included in the contingent liability estimates. For still other significant civil litigation and regulatory enforcement matters, the Group believes the possibility of an outflow of funds is remote and therefore has neither recognized a provision nor included them in the contingent liability estimates.

Note 27 "Provisions" to the consolidated financial statements contained in our Annual Report 2019 sets forth, in the section thereof captioned "Current Individual Proceedings", descriptions as of the date of such consolidated financial statements of civil litigation and regulatory enforcement matters or groups of matters for which the Group has taken material provisions, or for which there are material contingent liabilities that are more than remote, or for which there is the possibility of material business or reputational risk; similar matters are grouped together and some matters consist of a number of proceedings or claims. The disclosed matters include matters for which the possibility of a loss is more than remote but for which the Group cannot reliably estimate the possible loss.

Cum-ex Investigations and Litigations. As described in Note 27 "Provisions" to the consolidated financial statements contained in our Annual Report 2019, the Public Prosecutor in Cologne (Staatsanwaltschaft Köln, "CPP") has been conducting a criminal investigation since August 2017 concerning two former employees of Deutsche Bank in relation to cum-ex transactions of certain former clients of the Bank. Deutsche Bank is a potential secondary participant pursuant to Section 30 of the German Law on Administrative Offences in this proceeding. This proceeding could result in a disgorgement of profits and fines. Deutsche Bank is cooperating with the CPP. At the end of May and beginning of June 2019, the CPP initiated criminal investigations against further current and former employees of Deutsche Bank and five former Management Board members. In July 2020, by way of inspection of the CPP’s investigation file, Deutsche Bank learned that the CPP had further extended its investigation in June 2019 to include further current and former DB personnel, including one former Management Board member and one current Management Board member. Very limited information on the individuals was recorded in the file and none of these additional personnel have been notified by the CPP of being included in the investigation. The investigation is still at an early stage and the scope of the investigation may be further broadened.

DFS Consent Order. On July 7, 2020, the New York State Department of Financial Services ("DFS") issued a Consent Order, finding that Deutsche Bank violated New York State banking laws in connection with its relationships with three former Deutsche Bank clients, Danske Bank’s Estonia branch, Jeffrey Epstein and FBME Bank, and imposing a $150 million civil penalty in connection with these three former relationships.

On July 15, 2020, Deutsche Bank was named as a defendant in a securities class action filed in the U.S. District Court for the District of New Jersey, alleging that the Bank made material misrepresentations regarding the effectiveness of its AML controls and related remediation. The complaint cites allegations regarding control deficiencies raised in the DFS Consent Order related to the Bank’s relationships with Danske Bank’s Estonia branch, Jeffrey Epstein and FBME Bank. The case is in its early stages.

As described in Note 27 "Provisions" to the consolidated financial statements contained in our Annual Report 2019, Deutsche Bank has received requests for information from regulatory and law enforcement agencies concerning the Bank’s former correspondent banking relationship with Danske Bank, including the Bank’s historical processing of correspondent banking transactions on behalf of customers of Danske Bank’s Estonia branch prior to cessation of the correspondent banking relationship with that branch in 2015. Deutsche Bank is providing information to and otherwise cooperating with the investigating agencies. The Bank has also completed an internal investigation into these matters, including of whether any violations of law, regulation or Bank policy occurred and the effectiveness of the related internal control environment. Additionally, on September 24 and 25, 2019, based on a search warrant issued by the Local Court (Amtsgericht) in Frankfurt, the Frankfurt public prosecutor’s office conducted investigations into Deutsche Bank. The investigations are in connection with suspicious activity reports relating to potential money laundering at Danske Bank. The Bank is cooperating in the investigations. The Group has not established a provision or contingent liability with respect to the Danske Bank Estonia investigations and civil action, other than for the above-referenced $150 million civil penalty relating to Danske Bank’s Estonia branch and the other former relationships that were the subject of the DFS Consent Order. The remaining investigations relating to Danske Bank’s Estonia branch are ongoing.

Deutsche Bank has also received requests for information from regulatory and law enforcement agencies concerning the Bank’s former client relationship with Jeffrey Epstein (individually, and through related parties and entities). In December 2018, Deutsche Bank began the process to terminate its relationship with Epstein, which began in August 2013. Deutsche Bank has provided information to and otherwise cooperated with the investigating agencies. The Bank has also completed an internal investigation into the Epstein relationship. The Group has not established a provision or contingent liability with respect to these investigations and civil action, other than for the above-referenced $150 million civil penalty relating to Jeffrey Epstein and the other former relationships that were the subject of the DFS Consent Order. The remaining investigations relating to Jeffrey Epstein are ongoing.

Mortgage-Related and Asset-Backed Securities Matters and Investigation. Regulatory and Governmental Matters. As described in Note 27 "Provisions" to the consolidated financial statements contained in our Annual Report 2019, on December 23, 2016, Deutsche Bank announced that it reached a settlement-in-principle with the U.S. Department of Justice (DOJ) to resolve potential claims related to its RMBS business conducted from 2005 to 2007. The settlement became final and was announced by the DOJ on January 17, 2017. Under the settlement, Deutsche Bank paid a civil monetary penalty of US$ 3.1 billion and agreed to provide US$ 4.1 billion in consumer relief. DOJ appointed an independent monitor to oversee and validate the provision of consumer relief.

In September 2016, Deutsche Bank received administrative subpoenas from the Maryland Attorney General seeking information concerning Deutsche Bank’s RMBS and CDO businesses from 2002 to 2009. On June 1, 2017, Deutsche Bank and the Maryland Attorney General reached a settlement to resolve the matter for US$ 15 million in cash and US$ 80 million in consumer relief (to be allocated from the overall US$ 4.1 billion consumer relief obligation agreed to as part of Deutsche Bank’s settlement with the DOJ).

On July 8, 2020, the DOJ-appointed monitor released his final report, validating that Deutsche Bank has fulfilled its US$ 4.1 billion consumer relief obligations in its entirety, inclusive of the US$ 80 million commitment to the State of Maryland.